SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14– SUBSEQUENT EVENTS

The Company evaluated events occurring after the date of the accompanying unaudited condensed consolidated balance sheets through the date the financial statements were issued and has identified the following subsequent events that it believes require disclosure:

Effective October 1, 2021, we entered into and closed the Membership Purchase Agreement (the “TerraData MPA”) with TerraData Unmanned, PLLC, a Florida limited liability company (“TerraData”), and Justin Dee, the sole shareholder of TerraData, pursuant to which we agreed to purchase 60% of the equity interests in TerraData in exchange for 3,725,386 shares of our Common Stock and $400,000, subject to adjustments as defined in the TerraData MPA, to be paid within 12 weeks of closing. TerraData is now a subsidiary of the Company.

Pursuant to the Purchase Agreement, on October 1, 2021, we and GHS agreed that we would issue and sell to GHS, and GHS would purchase from us, 37,187,289 shares of Common Stock for total proceeds to us, net of discounts, of $3,000,000, at an effective price of $0.08874 per share (the “Fourth Closing”). We received approximately $2,850,000 in net proceeds from the Fourth Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Fourth Closing for working capital and for general corporate purposes. The shares were issued to GHS in a registered direct offering, pursuant to a prospectus supplement to our currently effective registration statement on Form S-3 (File No. 333-257826), which was initially filed with the SEC on July 12, 2021, and was declared effective on August 18, 2021.

Pursuant  to the Purchase Agreement, on October 14, 2021, we and GHS agreed that we would issue and sell to GHS, and GHS would purchase from us, 14,282,304 shares of Common Stock for total proceeds to us, net of discounts, of $1,055,000, at an effective price of $0.08125 per share (the “Fifth Closing”). We received approximately $1,002,250 in net proceeds from the Fifth Closing after deducting the fees and other estimated offering expenses payable by us. We used the net proceeds from the Fifth Closing for working capital and for general corporate purposes. The shares were issued to GHS in a registered direct offering, pursuant to a prospectus supplement to our currently effective registration statement on Form S-3 (File No. 333-257826), which was initially filed with the SEC on July 12, 2021, and was declared effective on August 18, 2021.